Financial risk management (Details) ₨ in Millions, $ in Millions		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Assets:
Cash and cash equivalents		₨ 2,228	$ 32	₨ 2,638
Trade and other receivables		39,982		40,786
Total		225,427	3,259	225,604
Liabilities:
Trade and other payables		14,553	210	16,052
Long-term borrowings		22,000	318	25,089
Short-term borrowings		12,125	175	25,466
Other liabilities and provisions		21,902		20,712
Total		85,230	$ 1,232	99,144
Foreign Currency Risk from Non-derivative Financial Instruments [Member]
Assets:
Cash and cash equivalents		845		1,022
Other investments		20		20
Trade and other receivables		31,220		35,147
Other assets		522		666
Total		32,607		36,855
Liabilities:
Trade and other payables		3,737		6,304
Long-term borrowings		5,186		4,888
Short-term borrowings		9,232		22,108
Other liabilities and provisions		8,972		7,917
Total		27,127		41,217
US Dollars [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents		339		392
Other investments		20		0
Trade and other receivables		20,524		25,427
Other assets		298		125
Total		21,181		25,944
Liabilities:
Trade and other payables		2,426		3,526
Long-term borrowings		5,186		4,888
Short-term borrowings		7,538		19,552
Other liabilities and provisions		6,542		5,147
Total		21,692		33,113
Euro [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents		30		62
Other investments		0		0
Trade and other receivables		437		437
Other assets		18		85
Total		485		584
Liabilities:
Trade and other payables		1,044		1,658
Long-term borrowings		0		0
Short-term borrowings		0		0
Other liabilities and provisions		58		104
Total		1,102		1,762
Russian roubles [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents		58		56
Other investments		0		0
Trade and other receivables		7,290		6,691
Other assets		68		260
Total		7,416		7,007
Liabilities:
Trade and other payables		0		2
Long-term borrowings		0		0
Short-term borrowings		1,387		2,378
Other liabilities and provisions		1,517		1,896
Total		2,904		4,276
Other Currency [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents	[1]	418		512
Other investments	[1]	0		20
Trade and other receivables	[1]	2,969		2,592
Other assets	[1]	138		196
Total	[1]	3,525		3,320
Liabilities:
Trade and other payables	[1]	267		1,118
Long-term borrowings	[1]	0		0
Short-term borrowings	[1]	307		178
Other liabilities and provisions	[1]	855		770
Total	[1]	₨ 1,429		₨ 2,066

[1]	Others primarily consists of U.K. pounds sterling, Swiss francs, Romanian new leus and Ukrainian hryvnia.